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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM 13F
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_];  Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.

                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Norwest Venture Partners VIII, LP

Address:  525 University Avenue, Suite 800
          Palo Alto, CA 94301

Form 13F File Number: 028-13384

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kurt L. Betcher

Title:  Chief Financial Officer

Phone:  650-289-2243

Signature, Place, and Date of Signing:

/s/ Kurt L. Betcher            Palo Alto, CA                April 8, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $15,688
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
             TITLE                                                             VOTING AUTHORITY
NAME OF       OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------      ----- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Extreme
  Networks,
  Inc.        COM  30226D106   3,066    998,578 SH   -      SOLE       -       998,578   -     -
Occam
  Networks,
  Inc.        COM  67457P101  12,526  1,909,493 SH   -      SOLE       -     1,909,493   -     -
Rackspace
  Hosting,
  Inc.        COM  750086100      96      5,119 SH   -      SOLE       -         5,119   -     -